Cover	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity File Number	333-291586
Entity Registrant Name	Stewards, Inc.
Entity Central Index Key	0001795851
Entity Tax Identification Number	88-0436017
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4300 N. University Drive Suite D-105
Entity Address, City or Town	Lauderhill
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33351
City Area Code	833
Local Phone Number	328.6477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false